Note 2 - Allowance For Credit Losses: Past Due Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Past Due Financing Receivables

March 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,934,670	$ 1,184,798	$ 2,535,045	$ 6,654,513
Premier Loans	1,265,592	771,971	1,389,710	3,427,273
Other Consumer Loans	18,085,792	8,983,772	19,368,373	46,437,937
Real Estate Loans	1,608,915	338,560	1,659,220	3,606,695
Sales Finance Contracts	1,424,070	713,270	1,825,277	3,962,617
Total	$ 25,319,039	$ 11,992,371	$ 26,777,625	$ 64,089,035

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,089,313	$ 1,576,158	$ 3,079,737	$ 6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loan	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$ 22,165,338	$ 12,713,225	$ 28,319,083	$ 63,197,646